INCOME TAX (Tables)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

(Thousands)	December 31, 2022	December 31, 2021
Deferred tax assets
Liabilities and reserves	$2,300	$3,501
Interest limitation	16,256	8,884
Net operating losses	13,483	8,850
Transaction expenses	206	79
Inventories	1,449	—
Stock compensation	794	—
Derivatives	552	—
Operating lease liabilities	2,430	—
Other	269	711
Total	37,739	22,025
Valuation allowance	(8,464)	(1,145)
Total deferred tax assets, net	$29,275	$20,880
Deferred tax liabilities
Property, plant and equipment	$(13,334)	$(10,581)
Intangible assets	(27,358)	(29,221)
Derivatives	—	(4,451)
Inventories	—	(2,035)
Right-of-use assets	(2,403)	—
Other	(535)	(107)
Total	(43,630)	(46,395)
Net deferred tax liability	$(14,355)	$(25,515)

Income Tax Provision

	Year Ended December 31,
(Thousands)	2022	2021	2020
Current expense (benefit)
Federal	$—	$—	$—
State	529	179	201
Foreign	1,619	(99)	510
Total current	2,148	80	711
Deferred expense (benefit)
Federal	173	(4,617)	(15,230)
State	81	(901)	(3,003)
Foreign	(2,291)	2,070	(23)
Total deferred	(2,037)	(3,448)	(18,256)

Income tax expense (benefit)	$111	$(3,368)	$(17,545)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Year Ended December 31,
(Thousands)	2022	2021	2020
Income tax expense (benefit) at US statutory income tax rate	$(11,624)	$(5,182)	$(30,746)
State income tax expense (benefit), net of federal benefit	(1,507)	(773)	(2,844)
Foreign rate differential	(15)	(304)	(179)
Change in fair value of warrants	6,232	—	—
Goodwill impairment	—	—	16,624
Global intangible low-taxed income (“GILTI”) inclusion	—	1,095	22
Transaction costs	—	260	507
Other permanent differences	323	78	136
Step-up on C Corp conversion	—	—	(1,578)
Change in valuation allowance	7,319	632	513
Provision to return adjustments	(320)	(166)	—
Effect of change in foreign tax rates	(552)	1,181	—
Other	255	(189)	—
Income tax expense (benefit)	$111	$(3,368)	$(17,545)

Effective tax rate	(0.20)%	13.6%	12.0%

CIK 0001846136 Riverview Acquisition Corp
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

December 31,
2021
Deferred tax assets
Net operating loss carryforward	$31,111
Startup/Organization Expenses	149,455
Unrealized gain/loss – Trust	(2,137)
Total deferred tax assets	178,429
Valuation Allowance	(178,429)
Deferred tax assets, net	$—

Income Tax Provision

December 31,
2021
Federal
Current	$—
Deferred	(178,429)

State and Local
Current	—
Deferred	—

Change in valuation allowance	178,429

Income tax provision	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

December 31,
2021
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrants	(28.5)%
Change in fair value of over-allotment liability	(0.4)%
Transaction costs	4.8%
Meals and entertainment	0.0%
Valuation allowance	3.1%
Income tax provision	0.0%